Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, cash equivalents and restricted cash
Cash	$ 3,904	$ 9,414		$ 30,301
Restricted cash (included in Other assets)	250	250
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$ 4,154	$ 9,664	$ 14,756	$ 30,301	$ 4,488
Restricted Cash and Cash Equivalents, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent		Other Assets, Noncurrent